Disclosures on equity (Details 5) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 27, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about controls capital management [Abstract]
Dividends attributable to owners of the parent		$ 823,000	$ 55,501,000	$ 3,014,000
Provisional dividend		331,199,000	317,243,000	225,000,000
Interim dividend		107,872,000	0	150,000,000
Dividend payable		109,669,000	110,529,000	0
Total	$ 100,000,000	$ 549,563,000	$ 483,273,000	$ 378,014,000